ACQUISITIONS	12 Months Ended
Sep. 30, 2011
ACQUISITIONS

3. ACQUISITIONS

Acquisition of Zhengbao Yucai

On March 10, 2009, Beijing Champion acquired the business of start-up training services from Beijing Yinglun Yucai Education Consulting Co., Ltd. (“Yinglun Yucai”) which was owned by Mr. Liang Ma. The acquired business is operated by Zhengbao Yucai, an entity established by Beijing Champion. Upon the completion of the acquisition, Beijing Champion transferred 40% equity interest of Zhengbao Yucai to Mr. Liang Ma.

The initial consideration for this acquisition was US$5,318 in cash, including US$56 of transaction costs, of which US$5,314 and US$4 were paid during the fiscal year 2009 and 2010 respectively.

In addition, the purchase agreement provides for further contingent consideration to be paid or received by Beijing Champion as follows:

•

For the fiscal year of 2009, if Zhengbao Yucai has a net income greater than RMB22,500 (approximately US$3,296), Beijing Champion will pay Mr. Liang Ma an additional cash consideration equal to 40% of the excess amount of net income over RMB22,500.

•

For the fiscal year of 2010, if Zhengbao Yucai has a net income greater than RMB47,000 (approximately US$6,881), Beijing Champion will pay Mr. Liang Ma an additional cash consideration equal to 30% of the excess amount of net income over RMB47,000.

•

If Zhengbao Yucai’s net income for the fiscal year of 2009 is less than RMB22,500 or for the fiscal year of 2010 is less than RMB47,000, Mr. Liang Ma will pay Beijing Champion a specified amount of cash which Mr. Liang Ma may settle in stock of Zhengbao Yucai.

The purchase agreement also includes the following call and put options:

•	If Zhengbao Yucai has a net loss for the fiscal year of 2009 or 2010, Beijing Champion has the option to sell its equity interest of Zhengbao Yucai back to Mr. Liang Ma for RMB43,200 in cash.

•

Beijing Champion has the option to acquire an additional 30% equity interest of Zhengbao Yucai in the next 5 years starting from the end of the fiscal year 2009 at a price equal to 30% of six times of the net income of Zhengbao Yucai for the preceding fiscal year. Zhengbao Yucai has the option to acquire up to 49% equity interest of Beijing Yinhong International Education Consulting Co. Ltd. (“Yinhong”), owned by Yinglun Yucai, within 3 years starting from February 15, 2009 at a price up to 49% of six times of the net income of Yinhong for the preceding fiscal year.

The following table presents the allocation of the purchase price to the fair values of the portion of the assets acquired and liabilities assumed on March 10, 2009, which were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

		Amortization
	US$	period

Cash	2,854
Property, plant and equipment	138
Purchased call options	1,221
Other intangible assets:
Business contracts	476	3~5 years
Copyrights	586	5 years
Platform	195	3.5 years
Domain names	168	10~11 years
Software	311	3 years
Courseware	255	5 years
Deferred tax liability	(382)
Noncontrolling interest	(2,107)
Goodwill	1,603

Total consideration	5,318

Zhengbao Yucai incurred net losses for the fiscal years of 2009 and 2010. In addition, the Group noted that Mr. Liang Ma, the selling equity holder of Zhengbao Yucai, Yinglun Yucai, a company owned by Mr. Liang Ma, and Global Education Consortium Group Co., Limited, a company owned by Mr. Liang Ma’s wife engaged in competing businesses which is prohibited under the purchase agreement.

In January 2010, the Group filed an arbitration application with the China International Economic and Trade Arbitration Commission (“CIETAC”), against Mr. Liang Ma and its related parties (“the respondents”) for breach of the original purchase agreement.

As of September 30, 2010, the option to acquire equity interest in Yinhong was fully impaired by US$34 and the option to acquire equity interest in Zhengbao Yucai was impaired by US$128 for the year ended September 30, 2010.

On June 1, 2011, the CIETAC awarded the Group (i) US $571 compensation from the respondents, which was received on July 27, 2011 and was recorded as other operating income, and (ii) 40% equity interest of Zhengbao Yucai with no consideration from Mr. Liang Ma, which was recorded as equity transaction with no gain or loss recognized. Thereafter, the Group fully impaired the option to acquire equity interest in Zhengbao Yucai by US$1,115 to nil. (See note 11).

Acquisition of Champion Xinlixiang

On September 30, 2009, Champion Wangge acquired the Gaokao retake business from Mr. Junnan Ye and Mr. Xiujie Hu, two third-party individuals. The acquired business is operated by Champion Xinlixiang, an entity established by Champion Wangge. Upon the completion of the acquisition, Champion Wangge transferred 40% equity interest of Champion Xinlixiang to Mr. Junnan Ye and Mr. Xiujie Hu.

The initial consideration for this acquisition was US$2,379 in cash (RMB16,000), including US$37 of transaction costs, which was fully settled in the fiscal year of 2011.

In addition, the purchase agreement provides for further contingent consideration to be paid or received by Champion Wangge as follows:

•

For the fiscal year of 2010, if Champion Xinlixiang has a net income greater than RMB8,000 (approximately US$1,172), Champion Wangge will pay Mr. Junnan Ye and Mr. Xiujie Hu an additional cash consideration equal to 40% of the excess amount of net income over RMB8,000.

•

For the fiscal year of 2011, if Champion Xinlixiang has a net income greater than RMB16,000 (approximately US$2,344), Champion Wangge will pay Mr. Junnan Ye and Mr. Xiujie Hu an additional cash consideration equal to 30% of the excess amount of net income over RMB16,000.

•

If Champion Xinlixiang’s net income for the fiscal year of 2010 is less than RMB8,000 or for the fiscal year of 2011 is less than RMB16,000, Mr. Junnan Ye and Mr. Xiujie Hu will pay Champion Wangge a specified amount of cash which Mr. Junnan Ye and Mr. Xiujie Hu may settle in stock of Champion Xinlixiang.

The purchase agreement also included the following call and put options:

•

If Champion Xinlixiang has a net loss for the fiscal year of 2010 or 2011, Champion Wangge has the option to sell its equity interest of Champion Xinlixiang back to Mr. Junnan Ye and Mr. Xiujie Hu for RMB19,200 in cash.

•

Champion Wangge, beginning October 1, 2011, has the option to acquire an additional 40% equity interest of Champion Xinlixiang at a price equal to 40% of six times of the net income of Champion Xinlixiang for the preceding fiscal year. Mr. Junnan Ye and Mr. Xiujie Hu, beginning October 1, 2011, have the right to request Champion Wangge to purchase their equity interest of Champion Xinlixiang at the same price. Upon the refusal of Champion Wangge, the sellers have the right to sell their equity interest of Champion Xinlixiang to a third party at a price no lower than Champion Wangge’s purchase price.

The following table presents the allocation of the purchase price to the fair values of the portion of the assets acquired and liabilities assumed on September 30, 2009, which were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

		Amortization
	US$	period

Accounts receivable	1,968
Purchased call option	669
Other intangible assets:
Non-compete agreement	650	15 years
Supplementary domain names	1	10 years
Deferred revenue	(1,617)
Deferred tax liability	(330)
Income tax payable	(61)
Other payables	(107)
Noncontrolling interest	(937)
Goodwill	2,143

Total consideration	2,379

The purchased call option to acquire additional equity interest in Champion Xinlixiang was recorded at fair value at the acquisition date. Since it is not a derivative because the net settlement criterion is not met, the purchased call option is not subsequently marked to market. As Champion Xinlixiang incurred a net loss in the fiscal year of 2010, pursuant to the terms of the original purchase agreement, the selling equity holders surrendered their 40% equity interest of US$911 in Champion Xinlixang to the Group for no consideration on October 1, 2010. As a result, the purchase call option was impaired by US$ 477 and US$201 in fiscal years of 2010 and 2011, respectively, (see Note 11).

On September 27, 2011, the Group decided to discontinue its Gaokao retake education services business (see note 4).

No supplemental information on a pro forma basis has been presented for the above acquisitions as such information is not available without unreasonable effort and cost.